INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ 1,576	$ 1,743
Statutory U.K. income tax rate	25.00%	19.00%
Loss at statutory income tax rate	$ 394	$ 331
Change from increase in deferred income tax rate		105
Recognition of deferred tax assets
Foreign currency effect	(246)	2,116
Income tax benefit	$ 148	$ 2,552